Pruco Life Insurance Company                  Arthur D. Woods, III
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-8020 fax: (973) 802-9560


                                                                     May 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Pruco Life Variable Universal Account (Registration No. 33-29181)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 14 and (ii) that the text of Post-Effective Amendment No. 14 was filed electronically on April 28, 2000 (Accession No. 0000950130-00-002390).

                                             By:/s/_________________________
                                                   Arthur D. Woods, III
                                                   Assistant General Counsel
                                                   Pruco Life Insurance Company


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